Net Loss per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Computation of Diluted Net Loss per Share
The following common stock equivalents have been excluded from the calculation of diluted net loss per share because their effect would be anti-dilutive:

	Year Ended December 31,
	2023	2022
Legacy Korro Series Seed Preferred Stock	—	684,739
Legacy Korro Series A Preferred Stock	—	2,029,666
Legacy Korro Series B-1 Preferred Stock	—	1,104,178
Legacy Korro Series B-2 Preferred Stock	—	223,417
Unvested Legacy Korro restricted common stock	—	2,902
Outstanding Legacy Korro stock options	1,323,151	461,100
Outstanding Legacy Korro warrant	8,049	8,049

Total	1,331,200	4,514,051

Schedule of Basic and Diluted Net Loss per Share
Basic and diluted loss per share is computed by dividing net loss by the weighted-average common shares outstanding. The following table sets forth the computation of the Company’s basic and diluted net loss per share (in thousands, except share and per share data):

	Years Ended December 31,
	2023	2022
Numerator:
Net loss	$(81,172)	$(58,032)

Denominator:
Weighted-average number of shares outstanding, basic and diluted	1,529,321	255,175

Net loss per share, basic and diluted	$(53.08)	$(227.42)